Average Annual Total Returns - FidelityRealEstateIncomeFund-RetailPRO - FidelityRealEstateIncomeFund-RetailPRO - Fidelity Real Estate Income Fund	Sep. 28, 2024
Fidelity Real Estate Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.32%
Past 5 years	5.32%
Past 10 years	5.71%
Fidelity Real Estate Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.24%
Past 5 years	3.67%
Past 10 years	3.76%
Fidelity Real Estate Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.62%
Past 5 years	3.55%
Past 10 years	3.69%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
F0663
Average Annual Return:
Past 1 year	11.75%
Past 5 years	4.08%
Past 10 years	4.95%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%